Evercore Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Beverages - 2.2%
Constellation Brands, Inc. - Class A	41,250	$10,629,712

Building Materials - 3.1%
Builders FirstSource, Inc. (a)	78,085	15,137,558

Chemicals - 1.9%
Celanese Corp.	69,960	9,511,762

Drugs - 1.7%
Abbott Laboratories	73,210	8,346,672

Electrical Equipment - 4.5%
CDW Corp.	62,485	14,140,355
Generac Holdings, Inc. (a)	50,600	8,039,328
		22,179,683

Energy - 3.2%
Chevron Corp.	35,495	5,227,349
EOG Resources, Inc.	83,030	10,206,878
		15,434,227

Financial Services - 14.9%
BlackRock, Inc. - Class A	11,635	11,047,549
JPMorgan Chase & Co.	74,515	15,712,233
Mastercard, Inc. - Class A	35,505	17,532,369
Morgan Stanley	129,195	13,467,287
The Blackstone Group Inc. - Class A	98,060	15,015,927
		72,775,365

Health Care Services - 9.1%
Novo Nordisk AS - ADR	84,500	10,061,415
Thermo Fisher Scientific, Inc.	26,635	16,475,612
UnitedHealth Group, Inc.	30,790	18,002,297
		44,539,324

Insurance - 2.5%
Chubb Ltd.	41,960	12,100,844

Office Equipment - 5.0%
Apple, Inc.	104,180	24,273,940

Pipelines - 2.8%
Williams Companies, Inc.	303,245	13,843,134

Property Management - 3.3%
CBRE Group, Inc. - Class A (a)	129,325	16,098,376

Restaurants - 2.3%
McDonald's Corp.	36,270	11,044,578

Retail - 2.3%
TJX Companies, Inc.	93,925	11,039,945

Semiconductors - 5.3%
NVIDIA Corp.	211,550	25,690,632

Services - 11.0%
Accenture PLC - Class A	34,325	12,133,201
Alphabet, Inc. - Class A	44,825	7,434,226
Alphabet, Inc. - Class C	95,020	15,886,394
Amazon.com, Inc. (a)	97,290	18,128,046
		53,581,867

Software - 8.9%
Adobe Systems, Inc. (a)	19,760	10,231,333
Ansys, Inc. (a)	25,200	8,029,476
Microsoft Corp.	58,350	25,108,005
		43,368,814

Specialty Retail - 10.5%
AutoZone, Inc. (a)	5,065	15,954,952
BorgWarner, Inc.	175,675	6,375,246
Crocs, Inc. (a)	87,165	12,622,364
Home Depot, Inc.	40,640	16,467,328
		51,419,890

Telecommunications - 2.0%
American Tower Corp. - REIT	41,895	9,743,101
TOTAL COMMON STOCKS (Cost $192,603,124)		470,759,424

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (b)	17,184,586	17,184,586
TOTAL SHORT-TERM INVESTMENTS (Cost $17,184,586)		17,184,586

TOTAL INVESTMENTS - 100.0% (Cost $209,787,710)		487,944,010
Liabilities in Excess of Other Assets - (0.0)% (c)		(151,338)
TOTAL NET ASSETS - 100.0%		$487,792,672

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Evercore Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$470,759,424	$–	$–	$470,759,424
Money Market Funds	17,184,586	–	–	17,184,586
Total Investments	$487,944,010	$–	$–	$487,944,010

Refer to the Schedule of Investments for further disaggregation of investment categories.